19. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

The Note Payable with Gemini Special Operations Fund, LP became due as of February 28, 2019 and thus is in technical default (See Note 11). However, effective that date, an oral forbearance agreement was granted by lender for any defaults, confirmed in writing, and is meant to be in effect until the Lender and the Company complete an amendment extending the maturity date of the note, or the note is sooner repaid by the Company.